Pension Schemes (Tables)	12 Months Ended
Dec. 31, 2024
Pension Schemes
Schedule of net defined benefit obligation

(in EUR 000)	2024	2023
Net defined benefit liability at January 1	9	—
Defined benefit cost included in profit or loss	251	284
Total remeasurement included in OCI	(11)	(81)
Employer contributions	(249)	(194)
Net defined benefit liability at December 31	—	9

Schedule of gross defined benefit liability

(in EUR 000)	2024	2023
Gross defined benefit liability at January 1	764	583
Current service cost	254	287
Interest cost	25	24
Administrative expenses	(4)	(3)
Taxes on contributions	(11)	(8)
Return on plan assets	(53)	—
Insurance premiums for risk benefits	(10)	(9)
Actuarial gain due to change in financial assumptions	—	4
Actuarial loss due to change in experience assumptions	8	(114)
Gross defined benefit liability at December 31	973	764

Schedule of fair value of the plan assets

(in EUR 000)	2024	2023
Fair value plan assets at January 1	755	583
Interest income	28	27
Employer contributions	250	194
Administrative expenses	(4)	(3)
Taxes on contributions	(11)	(8)
Insurance premiums for risk benefits	(10)	(9)
Return on plan assets	(53)	—
Actuarial gain on fair value of the plan assets	18	(29)
Fair value plan assets at December 31	973	755

Schedule of the number of members and the average age of the members

	For the year ended December 31
	2024	2023
Active members	47	40
Average age	39	39

Schedule of assumptions for defined benefit plan

	For the year ended December 31
	2024	2023
Discount rate	3.7%	3.4%
Inflation rate	2.2%	2.2%
Salary increase (in excess of inflation)	1.0%	1.0%
Withdrawal rate based on age (minimum)	0.0%	0.0%
Withdrawal rate based on age (maximum)	12.0%	12.0%

Schedule of sensitivity analysis for actuarial assumptions

	For the year ended December 31
	2024	2023
Increase of 0.25% in the discount rate	—	(2)
Decrease of 0.25% in the discount rate	—	3

Schedule of total expected benefit payments

As at
December 31,
(in EUR 000)	2024
In the next 12 months	23
Between 2 and 5 years	61
Between 6 and 10 years	57